Expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue Details Abstract
Personnel expense	$ 14,402	$ 16,702	$ 17,869
Marketing	9,119	8,291	5,916
Depreciation and amortization	8,049	6,875	3,489
Hosting and software licences	4,838	4,415	2,361
Credit verification costs	2,402	1,949	1,590
Professional services	2,099	1,281	1,389
Premises	326	1,036	1,053
Insurance and licenses	1,201	1,091	470
Others	2,236	2,204	2,374
Expenses by nature	$ 44,672	$ 43,844	$ 36,511